Significant Events During the Period (Details) - Schedule of Summarized Statement of Operation - Wellution Account [Member] $ in Thousands	4 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Summarized Statement of Operation [Abstract]
Revenues	$ 1,186
Net loss	$ (151)